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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:December 31, 2003

Check here if Amendment                         [ ]   Amendment Number : _____
This Amendment (Check only one.):               [ ]   is a restatement
                                                [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY  10022

Form 13F File Number:      28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc R. Lisker, Esq.
Title:     General Counsel, MSD Capital, L.P.
Phone:     (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                    New York, NY           February 17, 2004
----------------------------        -----------------     ----------------------
           (Signature)                (City, State)                   (Date)

Report Type ( Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                  -------------------
Form 13F Information Table Entry Total:                4
                                                  -------------------
Form 13F Information Table Value Total:             171,319          (thousands)
                                                  -------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
           Column 1       Column 2       Column 3 Column 4   Column 5                   Column 6    Column 7   Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting Authority
                                                                                                               --------------------
        Name of Issuer    Title of        CUSIP     Value    Shrs or   SH/PRN Put/Call Investment     Other     Sole    Shared  None
                            Class                (x $1,000)  prn amt                   Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC            COM       237266101     25,657   9,296,127   SH               SOLE                 9,296,127    0     0
-----------------------------------------------------------------------------------------------------------------------------------
IHOP CORP                   COM       449623107     80,812   2,100,100   SH               SOLE                 2,100,100    0     0
-----------------------------------------------------------------------------------------------------------------------------------
STEAK N SHAKE CO            COM       857873103     36,648   2,053,100   SH               SOLE                 2,053,100    0     0
-----------------------------------------------------------------------------------------------------------------------------------
TYLER TECHNOLOGIES INC      COM       902252105     28,202   2,928,523   SH               SOLE                 2,928,523    0     0
-----------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.